Other Intangible Assets and Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for defninite-lived intangibles	$ 4.5	$ 2.2	$ 1.2
Fiscal 2013 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2014 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2015 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2016 estimated future amortization expense of definite-lived intangibles	6
Fiscal 2017 estimated future amortization expense of definite-lived intangibles	6
Estimated amortization expenses of definite-lived intangibles after year five	$ 26